Taxation	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
TAXATION

14. TAXATION

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, these entities are not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholding tax in the Cayman Islands.

Hong Kong

Entities incorporated in Hong Kong are subject to profits tax in Hong Kong at the rate of 16.5%. According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, effective April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD 2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations. The Group was not subject to Hong Kong profit tax for any period presented as it did not have assessable profit during the periods presented.

PRC

Generally, the Company’s subsidiaries that are considered PRC resident enterprises under PRC tax law, are subject to enterprise income tax on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%.

For the year ended December 31, 2023, JYD RHTD, a newly set up subsidiary, was recognized as small low-profit enterprises. For the year ended December 31, 2024, ORD and JNT, the newly acquired subsidiaries, and JYD EZWLKJ, JYD EZGJ, the newly set up subsidiaries, were recognized as small low-profit enterprises. For the year ended December 31, 2025, Xinyuxiang, a newly set up subsidiary, was recognized as a small low-profit enterprise. From January 1, 2022 to December 31, 2022, 12.5% of the first RMB 1 million of the assessable profit before tax is subject to preferential tax rate of 20% and the 25% of the assessable profit before tax exceeding RMB 1 million but not exceeding RMB 3 million is subject to preferential tax rate of 20%. From January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20% for the Company’s subsidiaries that are qualified as “Small Low-profit Enterprises”.

The income tax provision consisted of the following components:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Current income tax expenses	(99,155)	(268,085)	(63,912)	(9,092)
Deferred income tax benefit	2,907,145	804,312	510,709	72,659
Total income tax benefit	2,807,990	536,227	446,797	63,567
	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Loss before provision for income taxes is attributable to the following geographic locations:
PRC	(76,778,965)	(49,862,843)	(6,514,147)	(926,779)
Foreign	(6,304,369)	(6,610,424)	(31,730,146)	(4,514,305)
Total loss before Income Taxes	(83,083,334)	(56,473,267)	(38,244,293)	(5,441,084)

Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2023	2024	2025
PRC statutory income tax rate	25.0%	25.0%	25.0%
Impact of different tax rates in other jurisdictions	(1.1)%	(2.4)%	(18.2)%
Effect of preferential tax rate	(7.9)%	(10.9)%	(8.9)%
Non-deductible items	(0.1)%	0.3%	(1.5)%
Tax effect on deferred offering costs	0.6%	-%	-%
Change in valuation allowance	(13.1)%	(11.0)%	4.8%
Effective tax rate	3.4%	1.0%	1.2%

The effect on deferred offering costs mainly resulted from the book-tax difference of capitalization for initial public offerings expenses in 2023. The deferred offering costs are deductible under PRC tax regulation.

As of December 31, 2024 and 2025, the significant components of the deferred tax assets and deferred tax liabilities were summarized below:

	As of
	December 31,	December 31,
	2024	2025
	RMB	RMB	US$
Deferred tax assets:
Net operating loss carried forward	17,516,642	16,801,166	2,390,331
Allowance for expected credit loss	3,911,723	2,839,672	404,007
Impairment charges	1,064,406	1,591,186	226,381
Lease liabilities	646,850	539,171	76,708
Less: Valuation allowance	(18,956,128)	(17,128,016)	(2,436,834)
Deferred tax assets, net of valuation allowance	4,183,493	4,643,179	660,593
Net off against deferred tax liabilities	(450,473)	(399,450)	(56,830)
Net deferred tax assets	3,733,020	4,243,729	603,763
	As of
	December 31,	December 31,
	2024	2025
	RMB	RMB	US$
Deferred tax liabilities:
Right of use assets	450,473	399,450	56,830
Total deferred tax liabilities	450,473	399,450	56,830
Net off against deferred tax assets	(450,473)	(399,450)	(56,830)
Net deferred tax liabilities	-	-	-

The movement of valuation allowance is as follows:

	As of
	December 31,	December 31,
	2024	2025
	RMB	RMB	US$
Beginning balance	12,738,069	18,956,128	2,696,922
Addition	6,205,515	(1,795,368)	(255,430)
Foreign exchange impact	12,544	(32,744)	(4,658)
Ending balance	18,956,128	17,128,016	2,436,834

Valuation allowances have been provided on the deferred tax assets where, based on all available evidence, it was considered more likely than not that some portion of the recorded deferred tax assets will not be realized in future periods.

Total net operating losses carryforwards of the Group’s PRC enterprises is RMB119.2 million and RMB119.4 million (US$17.0 million) as of December 31, 2024 and 2025, respectively. As of December 31, 2025, net operating loss carryforwards from PRC will expire in calendar years 2026 through 2030, if not utilized. Net operating loss from Hong Kong of RMB6.2 million can be carried forward indefinitely.

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2025, the Group did not have any unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended December 31, 2024 and 2025, the Group did not incur any interest and penalties related to potential underpaid income tax expenses. As of December 31, 2025, the tax years ended December 31, 2020 through 2024 for the Group’s subsidiaries in the PRC are generally subject to examination by the PRC tax authorities.